RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS [abstract]
Disclosure of related party transactions

1.            RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions.

(a)           Related parties that control the Company or are controlled by the Company:

See note 10 for the principal subsidiaries.

None of the shareholders is the controlling entity of the Company.

(b)           Nature of the principal related parties that do not control/are not controlled by the Company:

(i)            Guangzhou Railway Group and its subsidiaries

Name of related parties	Relationship with the Company

Single largest shareholder and its subsidiaries
Guangzhou Railway Group	Single largest shareholder
Guangdong Yangcheng Railway Enterprise Co., Ltd.	Subsidiary of the single largest shareholder
GRCL	Subsidiary of the single largest shareholder
GIDC	Subsidiary of the single largest shareholder
Guangzhou Railway Material Supply Company	Subsidiary of the single largest shareholder
Guangzhou Railway Station Service Center	Subsidiary of the single largest shareholder
Changsha Railway Construction Company Limited	Subsidiary of the single largest shareholder
GSRC	Subsidiary of the single largest shareholder
Guangzhou Yuetie Operational Development Company	Subsidiary of the single largest shareholder
Guangzhou Railway Rolling Stock Works Company Limited	Subsidiary of the single largest shareholder
Guangdong Tieqing International Travel Agency Company Limited	Subsidiary of the single largest shareholder
Huaihua Railway Engineer Construction Company	Subsidiary of the single largest shareholder
Xiashen Railway Guangdong Company Limited	Subsidiary of the single largest shareholder
Ganshao Railway Company Limited	Subsidiary of the single largest shareholder
Guangzhou Railway Real Estate Construction Engineering Co., Ltd.	Subsidiary of the single largest shareholder
Guangdong Yuetong Railway Logistics Company Limited	Subsidiary of the single largest shareholder
Sanmao Railway Company Xiaotangxi Freight Field Service Company	Subsidiary of the single largest shareholder
Guangzhou Railway Technology Development Co., Ltd.	Subsidiary of the single largest shareholder
Guangzhou Anmao Railway Consulting Construction Company Limited	Subsidiary of the single largest shareholder
Guangzhou Beiyang Information Technology Company Limited	Subsidiary of the single largest shareholder
Hunan Railway Lianchuang Technology Development Co., Ltd.	Subsidiary of the single largest shareholder
Guangzhou Northeast Freight Car Outer Winding Railway Co., Ltd.	Subsidiary of the single largest shareholder
Hunan Changtie Loading & Unloading Co., Ltd.	Subsidiary of the single largest shareholder
Guangzhou Ruiwei Economy Development Co., Ltd.	Subsidiary of the single largest shareholder
Guangzhou Railway Technology Development Surveying Co., Ltd.	Subsidiary of the single largest shareholder

(ii)           Associates of the Group:

Associates of the Group
Tiecheng	Associate of the Group
Shentu	Associate of the Group

(iii)          Relationship with CSRG and other railway companies

On 14 March 2013, pursuant to the Approval, the previous controlling entity of Guangzhou Railway Group, MOR, had been dismantled. The administrative function of MOR were transferred to the Ministry of Transport and the newly established National Railway Bureau, and its business functions were transferred to the CSRG. Accordingly, the equity interests of Guangzhou Railway Group which was wholly controlled by MOR previously were transferred to the CSRG (“Reform”). The Reform was completed since January 1, 2017 and the Company disclosed details of transactions undertaken with CSRG Group for both years of 2020 and 2019 for reference. Unless otherwise specified, the transactions with CSRG Group disclosed below have excluded transactions undertaken with Guangzhou Railway Group and its subsidiaries.

(c)           In addition to those disclosed elsewhere in the financial statements, during the year, the Group had the following material transactions undertaken with related parties:

(I)            Material transactions undertaken with Guangzhou Railway Group and its subsidiaries:

	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Provision of services and sales of goods
Transportation related services
Provision of train transportation services to Guangzhou Railway Group and its subsidiaries (i)	1,861,543	2,060,518	2,345,512
Revenue collected by CSRG for railway network usage and related services provided to Guangzhou Railway Group and its subsidiaries (ii)	1,357,512	1,563,191	1,332,346
Revenue from railway operation service provided to Guangzhou Railway Group’s subsidiaries (iii)	736,492	812,470	842,350
	3,955,547	4,436,179	4,520,208
Other services
Sales of materials and supplies to Guangzhou Railway Group and its subsidiaries (iv)	39,383	45,642	34,705

Services received and purchase made
Transportation related services
Provision of train transportation services by Guangzhou Railway Group and its subsidiaries (i)	872,234	774,291	753,288
Cost settled by CSRG for railway network usage and related services provided by Guangzhou Railway Group and its subsidiaries (ii)	1,898,623	2,194,467	1,985,768
	2,770,857	2,968,758	2,739,056

Other services
Provision of repair and maintenance services by Guangzhou Railway Group and its subsidiaries (iv)	451,976	441,719	297,809
Purchase of materials and supplies from Guangzhou Railway Group and its subsidiaries (iv)	555,048	623,433	722,487
Provision of construction services by Guangzhou Railway Group and its subsidiaries (v)	180,147	363,424	285,616
	1,187,171	1,428,576	1,305,912

(i)      The service charges are determined based on a pricing scheme set by the CSRG or based on negotiation between the contracting parties with reference to actual costs incurred.

(ii)     Such revenues/charges are determined by the CSRG based on its standard charges applied on a nationwide basis.

(iii)    The service charges are levied based on contract prices determined based on a "cost plus a profit margin" and agreed between both contracting parties.

(iv)   The prices are determined based on mutual negotiation between the contracting parties with reference to actual costs incurred.

(v)    Based on construction amount determined under national railway engineering guidelines.

(vi)    The amount recognized in 2020 does not include the payment of short term leases related to the lease of passenger trains paid to Guangzhou Railway Group amounting to RMB RMB292,603,000 (2019: RMB247,714,000).

(I)           Material transactions with CSRG and other railway companies

When the passenger trains and freight trains operated by the Group pass through rail lines owned by other railway companies controlled by the CSRG, the Group need to pay those companies for the services rendered (track usage, locomotive traction and electric catenaries service, etc.), and vice versa. The charge rate of such services are instructed by the CSRG and are collected and settled by the CSRG according to its central recording and settlement systems (see details in note 2.22).

In addition to those disclosed elsewhere in the financial statements, during the year, the Group had   the following material transactions undertaken with the CSRG Group:

	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Provision of services and sales of goods
Transportation related services
Provision of train transportation services to CSRG Group (i)	63,364	69,958	57,349
Revenue collected by CSRG for services provided to CSRG Group (ii)	2,527,897	2,479,015	2,105,206
Revenue from railway operation service provided to CSRG Group (iii)	2,012,880	2,392,333	2,214,460
	4,604,141	4,941,306	4,377,015
Other services
Provision of repairing services for cargo trucks to CSRG Group (ii)	337,432	370,990	436,955
Sales of materials and supplies to CSRG Group (iv)	9,099	8,330	-
Provision of apartment leasing services to CSRG Group (iv)	617	574	456
Others	-	-	887
	347,148	379,894	438,298

Services received and purchases made
Transportation related services
Provision of train transportation services by CSRG Group (i)	283,490	37,408	18,872
Cost settled by CSRG for services provided by CSRG Group (ii) (vi)	2,161,146	2,107,765	1,506,541
	2,444,636	2,145,173	1,525,413

Other services
Provision of repair and maintenance services by CSRG Group (iv)	9,440	29,066	28,928
Purchase of materials and supplies from CSRG Group (iv)	27,743	23,968	12,362
Provision of construction services by CSRG Group (v)	1,417	23,636	2,662
	38,600	76,670	43,952

(i)            The service charges are determined based on a pricing scheme set by the CSRG or based on negotiation between the contracting parties with reference to actual costs incurred.

(ii)           Such revenue/charges are determined by the CSRG based on its standard charges applied on a nationwide basis.

(iii)          The service charges are levied based on contract prices determined based on a “cost plus a profit margin” and explicitly agreed between both contracting parties.

(iv)          The prices are determined based on mutual negotiation between the contracting parties with reference to actual costs incurred.

(v)           Based on construction amounts determined under national railway engineering guidelines.

(vi)          The amount recognized in 2020 does not include the payment of short term leases related to the lease of passenger trains and freight trains to CSRG amounting to RMB554,003,000 (2019: RMB436,323,000, the amount of 2018 has included such payment).

(II)           Revenues collected and settled through the CSRG:

	2018	2019	2020
	RMB’000	RMB’000	RMB’000

- Passenger transportation	7,532,999	7,475,003	3,769,231
- Freight transportation	1,849,360	1,740,907	1,456,605
- Other transportation related services	78,935	74,870	24,048
	9,461,294	9,290,780	5,249,884

(III)          Lease – as lessee:

In 2020, the depreciation expense of the right-of-use assets was RMB13,378,000 (2018: not applicable and 2019: RMB13,378,000), the interest expense of lease liabilities was RMB57,629,000 (2018: not applicable and 2019 RMB57,670,000), and the actual payment to Guangzhou Railway Group was RMB60,750,000 (2018: RMB58,490,000 and 2019: RMB59,620,000).

In addition, in 2020, the payment of short term leases related to the lease of passenger trains to Guangzhou Railway Group was RMB292,603,000 (2019: RMB247,714,000), the payment of short term leases related to lease of passenger trains and freight trains to CSRG was RMB554,003,000 (2019: RMB436,323,000).

(d)           Key management compensation

The compensation paid or payable to key management for employee services is shown in note 43.

(e)           As at December 31, 2020 and 2019, the Group had the following material balances maintained with related parties:

(I)            Material balances with Guangzhou Railway Group and its subsidiaries:

	2019	2020
	RMB’000	RMB’000

Trade receivables	2,329,206	1,853,846
- Guangzhou Railway Group (i)	549,092	208,024
- Subsidiaries of Guangzhou Railway Group (i)	1,780,112	1,645,822
- Associates	2	-

Prepayments and other receivables	35,430	59,580
- Guangzhou Railway Group	4	431
- Subsidiaries of Guangzhou Railway Group	35,426	59,106
- Associates	-	43

Prepayments for fixed assets and construction-in-progress	4,021	-
- Subsidiaries of Guangzhou Railway Group (ii)	2,815	-
--Associates	1,206	-

Trade payables	672,849	1,243,372
- Guangzhou Railway Group (i)	99,696	85,076
- Subsidiaries of Guangzhou Railway Group (ii)	533,726	1,147,912
- Associates	39,427	10,384

Payables for fixed assets and construction-in-progress	467,745	876,031
- Guangzhou Railway Group	23,496	122,684
- Subsidiaries of Guangzhou Railway Group	201,353	376,569
- Associates	242,896	376,778

Contract liabilities	99	436
- Subsidiaries of Guangzhou Railway Group	99	341
- Associates	-	95

Accruals and other payables	450,534	443,754
- Guangzhou Railway Group	2,713	5,104
- Subsidiaries of Guangzhou Railway Group (iii)	447,821	429,442
- Associates (iv)	-	9,208

(i)         The trade balances due from/to Guangzhou Railway Group, subsidiaries of Guangzhou Railway Group mainly represent service fees and charges payable and receivable balances arising from the provision of passenger transportation and cargo forwarding businesses jointly with these related parties within the PRC.

(ii)        The trade payables due to subsidiaries of Guangzhou Railway Group mainly represent payables arising from unsettled fees for purchase of materials and provision of other services according to various service agreements entered into between the Group and the related parties.

(iii)       The other payables due to subsidiaries of Guangzhou Railway Group mainly represent the performance deposits received for construction projects and deposits received from ticketing agencies.

(iv)       The other payables due to associates mainly represent the performance deposits received for construction projects operated by associates.

As at December 31, 2020 and 2019, all the balances maintained with related parties were unsecured, non-interest bearing and were repayable on demand.

(I)            Material balances with CSRG Group:

	2019	2020
	RMB’000	RMB’000

Due from CSRG Group
- Trade receivables	1,148,352	1,101,951
- Other receivables	48,418	183,021

Due to CSRG Group
- Trade payables and payables for fixed assets and construction-in-progress	69,335	71,082
- Other payables	3,466	4,564

As at December 31, 2020 and 2019, all the balances maintained with CSRG Group were unsecured, non-interest bearing and were repayable on demand.